SHORT TERM BORROWINGS, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES Maturities of Long-Term Debt for Next Five Years (Details) $ in Millions	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Long-Term Debt, Maturity, Year One	$ 1
Long-Term Debt, Maturity, Year Two	3,001
Long-Term Debt, Maturity, Year Three	4,800
Long-Term Debt, Maturity, Year Four	0
Long-Term Debt, Maturity, Year Five	$ 1,850